2. Summary of Significant Accounting Policies: (e) Accounts Receivable (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(e) Accounts Receivable

(e) Accounts Receivable

Accounts receivable are recognized and carried at net realizable value. An allowance for doubtful accounts will be recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging, ongoing business relation and other factors. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. At March 31, 2018, the Company has no allowance for doubtful accounts, as per the management's judgment based on their best knowledge.